VESSELS (Table)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2011	657,890	(221,617)	436,273
Transfer to vessel held for sale	(74,455)	52,932
Impairment loss	(41,597)	—
Disposal of vessels	(236,257)	157,415
Depreciation	—	(20,485)
Balance at December 31, 2012	305,581	(31,755)	273,826
Depreciation	—	(11,079)
Balance at December 31, 2013	305,581	(42,834)	262,747
Purchase of vessels	24,085	—
Value of share consideration paid in connection with purchase of vessel	38,874
Transfer from newbuildings	546,520	—
Depreciation	—	(19,561)
Balance at December 31, 2014	915,060	(62,395)	852,665